UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.S. 20549


                                  FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011


Check here if Amendment [ ]; Amendment Number: n/a
                                               ---

This Amendment (check only one): [ ] is a restatement
                                 [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name: Acuity Investment Management Inc.

Address: Toronto-Dominion Bank Tower, 31st Floor
         Toronto, Ontario, Canada M5K 1E9.

Form 13F File Number: 028-12739
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jacqueline Sanz
Title: Chief Privacy Officer, Vice President, Compliance and Oversight
Phone: 416-367-1900

Signature, Place and Date of Signing:


/s/ Jacqueline Sanz            Toronto, Canada               November 14, 2011
(Signature)                   (City, State)                  (Date)



Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                            Form 13F SUMMARY PAGE



Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: US$ 992,983 (thousands)

List of Other Included Managers:
None



                                                                      MARKET                                                 VOTING
                                              TITLE OF                VALUE        SHARES OR           INVESTMENT  OTHER   AUTHORITY
SECURITY NAME                                 CLASS        CUSIP      (X1000 USD)  PRN AMOUNT  SH/PRN  DISCRETION  MANAGERS    SOLE
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                                   SHS          H0023R105          730      12,050  SH      Sole        N/A        12,050
Advantage Oil and Gas Limited                 Common       00765F101           66      17,400  SH      Sole        N/A        17,400
Agnico-Eagle Mines Limited                    Common       008474108        9,495     158,800  SH      Sole        N/A       158,800
Agrium Inc.                                   Common       008916108       11,130     167,200  SH      Sole        N/A       167,200
Albemarle Corporation                         Common       012653101        1,309      32,400  SH      Sole        N/A        32,400
Altera Corporation                            Common       021441100       20,816     660,200  SH      Sole        N/A       660,200
Analog Devices Inc.                           Common       032654105        6,563     210,000  SH      Sole        N/A       210,000
Apple Inc.                                    Common       037833100        1,744       4,575  SH      Sole        N/A         4,575
Augusta Resource Corporation                  Common       050912203        1,029     347,871  SH      Sole        N/A       347,871
Bank of Montreal                              Common       063671101       38,679     690,764  SH      Sole        N/A       690,764
Bank of Nova Scotia                           Common       064149107       72,928   1,449,405  SH      Sole        N/A     1,449,405
Barrick Gold Corporation                      Common       067901108       43,641     931,090  SH      Sole        N/A       931,090
Baytex Energy Corporation                     Common       07317Q105        7,803     186,620  SH      Sole        N/A       186,620
Broadcom Corporation 'A'                      Class A      111320107        4,244     127,500  SH      Sole        N/A       127,500
Brookfield Office Properties Inc.             Common       112900105        6,749     488,030  SH      Sole        N/A       488,030
CAE Inc.                                      Common       124765108       10,217   1,089,000  SH      Sole        N/A     1,089,000
Cameco Corporation                            Common       13321L108        1,100      59,900  SH      Sole        N/A        59,900
Canadian Imperial Bank of Commerce            Common       136069101       40,256     574,808  SH      Sole        N/A       574,808
Canadian National Railway Company             Common       136375102       41,588     622,230  SH      Sole        N/A       622,230
Canadian Natural Resources Limited            Common       136385101       37,502   1,277,023  SH      Sole        N/A     1,277,023
Canadian Pacific Railway Limited              Common       13645T100        9,227     191,375  SH      Sole        N/A       191,375
Celestica Inc.                                SHS          15101Q108          252      34,700  SH      Sole        N/A        34,700
Cenovus Energy Inc.                           Common       15135U109       16,462     534,500  SH      Sole        N/A       534,500
Cisco Systems Inc.                            Common       17275R102        3,453     222,900  SH      Sole        N/A       222,900
Cliffs Natural Resources Inc.                 Common       18683K101        6,401     125,100  SH      Sole        N/A       125,100
Cummins Inc.                                  Common       231021106        1,029      12,600  SH      Sole        N/A        12,600
CVS Caremark Corporation                      Common       126650100          279       8,310  SH      Sole        N/A         8,310
Danaher Corporation                           Common       235851102          437      10,420  SH      Sole        N/A        10,420
Diamond Foods Inc.                            Common       252603105          271       3,400  SH      Sole        N/A         3,400
Eldorado Gold Corporation                     Common       284902103        6,014     349,100  SH      Sole        N/A       349,100
Emerson Electric Company                      Common       291011104          359       8,700  SH      Sole        N/A         8,700
Enbridge Energy Partners Limited
Partnership                                   Common       29250R106          247       9,000  SH      Sole        N/A         9,000
Enbridge Inc.                                 Common       29250N105       13,952     437,040  SH      Sole        N/A       437,040
EnCana Corporation                            Common       292505104        8,935     464,150  SH      Sole        N/A       464,150
Extorre Gold Mines Limited                    Common       30227B109        1,189     203,300  SH      Sole        N/A       203,300
Fidelity National Information Services Inc.   Common       31620M106          278      11,450  SH      Sole        N/A        11,450
First Majestic Silver Corporation             Common       32076V103          891      58,400  SH      Sole        N/A        58,400
First Solar Inc.                              Common       336433107          405       6,400  SH      Sole        N/A         6,400
FirstService Corporation                      SubVtgsh     33761N109        2,238      86,500  SH      Sole        N/A        86,500
FirstService Corporation 6.50%                SDCV 6.50%
December 31, 2014                             12/31/2014   33761NAA7        2,173   1,975,000  SH      Sole        N/A     1,975,000
Forbes Energy Services Limited                Common       345143101           51      10,000  SH      Sole        N/A        10,000
Franco-Nevada Corporation                     Common       351858105        3,723     102,900  SH      Sole        N/A       102,900
Goldcorp Inc.                                 Common       380956409       37,013     806,760  SH      Sole        N/A       806,760
GT Advanced Technologies Inc.                 Common       36191U106          637      90,800  SH      Sole        N/A        90,800
Halliburton Company                           Common       406216101        4,688     153,600  SH      Sole        N/A       153,600
HollyFrontier Corporation                     Common       436106108       16,068     612,800  SH      Sole        N/A       612,800
IAMGOLD Corporation                           Common       450913108        3,934     197,900  SH      Sole        N/A       197,900
Imperial Oil Limited                          Common       453038408        3,625     100,900  SH      Sole        N/A       100,900
Intel Corporation                             Common       458140100          454      21,300  SH      Sole        N/A        21,300
Jarden Corporation                            Common       471109108          305      10,800  SH      Sole        N/A        10,800
Johnson Controls Inc.                         Common       478366107        1,134      43,000  SH      Sole        N/A        43,000
JPMorgan Chase & Company                      Common       46625H100          189       6,265  SH      Sole        N/A         6,265
Kinross Gold Corporation                      Common       496902404       15,541   1,045,800  SH      Sole        N/A     1,045,800
Magna International Inc.                      Common       559222401       37,014   1,119,255  SH      Sole        N/A     1,119,255
Manulife Financial Corporation                Common       56501R106        6,088     534,258  SH      Sole        N/A       534,258
MasTec Inc.                                   Common       576323109          989      56,185  SH      Sole        N/A        56,185
MasterCard Inc. 'A'                           Class A      57636Q104          531       1,675  SH      Sole        N/A         1,675
McKesson Corporation                          Common       58155Q103          385       5,300  SH      Sole        N/A         5,300
Newmont Mining Corporation                    Common       651639106          679      10,800  SH      Sole        N/A        10,800
Occidental Petroleum Corporation              Common       674599105          265       3,700  SH      Sole        N/A         3,700
Oncolytics Biotech Inc.                       Common       682310107       18,279   5,232,950  SH      Sole        N/A     5,232,950
Open Text Corporation                         Common       683715106          204       3,900  SH      Sole        N/A         3,900
Oracle Corporation                            Common       68389X105       11,811     410,950  SH      Sole        N/A       410,950
Pall Corporation                              Common       696429307        1,111      26,200  SH      Sole        N/A        26,200
Pan American Silver Corporation               Common       697900108          682      25,300  SH      Sole        N/A        25,300
Peabody Energy Corporation                    Common       704549104        3,171      93,600  SH      Sole        N/A        93,600
Pentair Inc.                                  Common       709631105        2,839      88,700  SH      Sole        N/A        88,700
PepsiCo Inc.                                  Common       713448108          291       4,700  SH      Sole        N/A         4,700
Potash Corporation of Saskatchewan Inc.       Common       73755L107       39,246     903,755  SH      Sole        N/A       903,755
Praxair Inc.                                  Common       74005P104        4,135      44,235  SH      Sole        N/A        44,235
Precision Drilling Corporation                Common       74022D308        2,226     267,200  SH      Sole        N/A       267,200
Progressive Waste Solutions Limited           Common       74339G101       25,439   1,235,700  SH      Sole        N/A     1,235,700
QEP Resources Inc.                            Common       74733V100          286      10,580  SH      Sole        N/A        10,580
Quest Rare Minerals Limited                   Common       74836T101          211      93,700  SH      Sole        N/A        93,700
Questar Corporation                           Common       748356102          254      14,330  SH      Sole        N/A        14,330
Royal Bank of Canada                          Common       780087102       26,369     574,880  SH      Sole        N/A       574,880
Schlumberger Limited                          Common       806857108          211       3,537  SH      Sole        N/A         3,537
Sierra Wireless Inc.                          Common       826516106       15,648   2,274,000  SH      Sole        N/A     2,274,000
Silver Wheaton Corporation                    Common       828336107       21,561     730,150  SH      Sole        N/A       730,150
Silvercorp Metals Inc.                        Common       82835P103        3,399     429,600  SH      Sole        N/A       429,600
Sociedad Quimica y Minera de Chile SA
ADR                                           ADR          833635105          569      11,900  SH      Sole        N/A        11,900
Sprott Resource Lending Corporation           Common       85207J100          205     156,000  SH      Sole        N/A       156,000
Stantec Inc.                                  Common       85472N109        1,157      51,900  SH      Sole        N/A        51,900
Suncor Energy Inc.                            Common       867224107       54,055   2,116,500  SH      Sole        N/A     2,116,500
SXC Health Solutions Corporation              Common       78505P100        6,624     118,716  SH      Sole        N/A       118,716
Talisman Energy Inc.                          Common       87425E103       10,204     830,090  SH      Sole        N/A       830,090
Taseko Mines Limited                          Common       876511106          454     178,700  SH      Sole        N/A       178,700
TE Connectivity Limited                       SHS          H84989104          435      15,450  SH      Sole        N/A        15,450
Teck Resources Limited 'B'                    Class B      878742204       14,324     485,390  SH      Sole        N/A       485,390
The Descartes Systems Group Inc.              Common       249906108        9,194   1,482,028  SH      Sole        N/A     1,482,028
The TJX Companies Inc.                        Common       872540109          599      10,800  SH      Sole        N/A        10,800
Thermo Fisher Scientific Inc.                 Common       883556102        2,737      54,050  SH      Sole        N/A        54,050
Tim Hortons Inc.                              Common       88706M103        9,038     194,420  SH      Sole        N/A       194,420
Toronto-Dominion Bank                         Common       891160509       80,825   1,135,365  SH      Sole        N/A     1,135,365
TransAlta Corporation                         Common       89346D107        9,339     428,980  SH      Sole        N/A       428,980
TransCanada Corporation                       Common       89353D107        4,531     111,600  SH      Sole        N/A       111,600
TransGlobe Energy Corporation                 Common       893662106        9,650   1,197,949  SH      Sole        N/A     1,197,949
Transocean Limited                            SHS          H8817H100        1,232      25,800  SH      Sole        N/A        25,800
Trimble Navigation Limited                    Common       896239100          852      25,400  SH      Sole        N/A        25,400
Trina Solar Limited ADR                       ADR          89628E104          190      31,300  SH      Sole        N/A        31,300
United Natural Foods Inc.                     Common       911163103        2,574      69,500  SH      Sole        N/A        69,500
Valeant Pharmaceuticals International Inc.    Common       91911K102        7,881     211,400  SH      Sole        N/A       211,400
Valero Energy Corporation                     Common       91913Y100        3,314     186,400  SH      Sole        N/A       186,400
Valmont Industries Inc.                       Common       920253101          577       7,400  SH      Sole        N/A         7,400
World Energy Solutions Inc.                   Common       98145W208          313     104,580  SH      Sole        N/A       104,580
Yamana Gold Inc.                              Common       98462Y100    19,342.99   1,409,400  SH      Sole        N/A     1,409,400

                                                      106  RECORDS        992,983                                         41,912,194